Statutory and other information - Fees and emoluments - non-executive directors (Details)	12 Months Ended
	Mar. 31, 2026 EUR (€) director	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)
Directors
Disclosure of transactions between related parties [line items]
Fees	€ 1,000,000	€ 1,100,000	€ 1,100,000
Share based compensation	2,300,000	2,200,000	3,100,000
Total key management personnel compensation	€ 5,100,000	5,100,000	6,000,000
Number of directors who exercised share options during the period | director	3
Gains (losses) on directors' exercise of share options	€ 1,300,000
Non-executive directors
Disclosure of transactions between related parties [line items]
Fees	1,037,500	1,099,700	1,084,300
Share based compensation	285,000	143,000	200,000
Total key management personnel compensation	1,322,500	1,242,700	1,284,300
Eamonn Brennan
Disclosure of transactions between related parties [line items]
Fees	100,000	93,700	75,000
Roisin Brennan
Disclosure of transactions between related parties [line items]
Fees	100,000	100,000	100,000
Ray Conway
Disclosure of transactions between related parties [line items]
Fees	50,000
Emer Daly
Disclosure of transactions between related parties [line items]
Fees	75,000	75,000	75,000
Geoff Doherty
Disclosure of transactions between related parties [line items]
Fees	100,000	100,000	88,700
Bertrand Grabowski
Disclosure of transactions between related parties [line items]
Fees	75,000	75,000	37,500
Elisabeth Kstinger
Disclosure of transactions between related parties [line items]
Fees	75,000	75,000	75,000
Jinane Laghrari Laabi
Disclosure of transactions between related parties [line items]
Fees	75,000	56,200
Stan McCarthy
Disclosure of transactions between related parties [line items]
Fees	150,000	150,000	150,000
Anne Nolan
Disclosure of transactions between related parties [line items]
Fees	75,000	75,000	75,000
Amber Rudd
Disclosure of transactions between related parties [line items]
Fees	75,000	56,200
Michael Cawley
Disclosure of transactions between related parties [line items]
Fees		18,700	75,000
Howard Millar
Disclosure of transactions between related parties [line items]
Fees	37,500	75,000	75,000
Dick Milliken
Disclosure of transactions between related parties [line items]
Fees			45,600
Roberta Neri
Disclosure of transactions between related parties [line items]
Fees		31,200	12,500
Mike O Brien
Disclosure of transactions between related parties [line items]
Fees	€ 50,000	100,000	100,000
Louise Phelan
Disclosure of transactions between related parties [line items]
Fees		€ 18,700	€ 100,000